RESTRUCTURING CHARGES (Summary of Activities Related to Restructuring Charges) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Restructuring charges [Line Items]
Balance at beginning of period
Restructuring charges	$ 22.0
Cash payments	(16.1)
Effect of foreign currency translation	(0.2)
Balance at end of period	$ 5.7
Employee Severance [Member]
Restructuring charges [Line Items]
Balance at beginning of period
Restructuring charges	$ 19.0
Cash payments	(14.8)
Effect of foreign currency translation	(0.2)
Balance at end of period	$ 4.0
Other Restructuring [Member]
Restructuring charges [Line Items]
Balance at beginning of period
Restructuring charges	$ 3.0
Cash payments	(1.3)
Effect of foreign currency translation	0.0
Balance at end of period	$ 1.7